Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Jan. 31, 2011 King Pharmaceuticals, Inc.	Dec. 31, 2011 King U.S.	Dec. 31, 2011 King International	Jan. 28, 2013 Allocated Expense From Parent Prior To Initial Public Offering	Jul. 01, 2012 Allocated Expense From Parent Prior To Initial Public Offering	Dec. 31, 2012 Allocated Expense From Parent Prior To Initial Public Offering	Dec. 31, 2011 Allocated Expense From Parent Prior To Initial Public Offering	Dec. 31, 2010 Allocated Expense From Parent Prior To Initial Public Offering	Jan. 28, 2013 Allocated Expense From Parent Prior To Initial Public Offering Cost of Sales	Jul. 01, 2012 Allocated Expense From Parent Prior To Initial Public Offering Cost of Sales	Dec. 31, 2012 Allocated Expense From Parent Prior To Initial Public Offering Cost of Sales	Dec. 31, 2011 Allocated Expense From Parent Prior To Initial Public Offering Cost of Sales	Dec. 31, 2010 Allocated Expense From Parent Prior To Initial Public Offering Cost of Sales	Jan. 28, 2013 Allocated Expense From Parent Prior To Initial Public Offering Selling, General and Administrative Expenses	Jul. 01, 2012 Allocated Expense From Parent Prior To Initial Public Offering Selling, General and Administrative Expenses	Dec. 31, 2012 Allocated Expense From Parent Prior To Initial Public Offering Selling, General and Administrative Expenses	Dec. 31, 2011 Allocated Expense From Parent Prior To Initial Public Offering Selling, General and Administrative Expenses	Dec. 31, 2010 Allocated Expense From Parent Prior To Initial Public Offering Selling, General and Administrative Expenses	Jul. 01, 2012 Allocated Expense From Parent Prior To Initial Public Offering Research and Development Expense	Dec. 31, 2012 Allocated Expense From Parent Prior To Initial Public Offering Research and Development Expense	Dec. 31, 2011 Allocated Expense From Parent Prior To Initial Public Offering Research and Development Expense	Dec. 31, 2010 Allocated Expense From Parent Prior To Initial Public Offering Research and Development Expense	Jul. 01, 2012 Allocated Expense From Parent Prior To Initial Public Offering Restructuring Charges and Certain Acquisition-related Costs	Dec. 31, 2012 Allocated Expense From Parent Prior To Initial Public Offering Restructuring Charges and Certain Acquisition-related Costs	Dec. 31, 2011 Allocated Expense From Parent Prior To Initial Public Offering Restructuring Charges and Certain Acquisition-related Costs	Dec. 31, 2010 Allocated Expense From Parent Prior To Initial Public Offering Restructuring Charges and Certain Acquisition-related Costs
Schedule Of Expenses Allocated From Separation [Line Items]
Percent of outstanding shares initially acquired																	92.50%
Time period of operations included in parent's financial statements																		11 months	10 months
Enabling Functions operating expenses																				$ 11	$ 152	$ 310	$ 335	$ 345		$ 1	$ 1	$ 3	$ 6	$ 11	$ 123	$ 254	$ 268	$ 260	$ 28	$ 55	$ 64	$ 79
PGS manufacturing costs																										12	25	34	42
Restructuring charges and certain acquisition-related costs	(20)	80	6	24	25	46	51	20	37	(13)	49	135	154	[1]	202	[1]																							35	57	70	104
Other costs associated with cost reduction/productivity initiatives-additional depreciation associated with asset restructuring																						13	20	17						2		4	1	17		9	19	0	9
Other costs associated with cost reduction/productivity initiatives-implementation costs																						9	0	0						1	2	8	0	0		1	0	0
Share-based compensation expense	20			6						31	12	28	19		16					3	17	33	25	22	1	3	7	5	3	2	11	21	16	15	3	5	4	4
Transaction costs																																									2	1
Compensation-related expenses																				1	11	12	6	17		3	5	2	5	1	5	5	3	7	3	2	1	5
Interest expense	$ 32			$ 8						$ 54	$ 16									$ 2	$ 16	$ 31	$ 36	$ 37

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.